Supplemental Disclosures to Consolidated Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Oct. 01, 2013	Oct. 02, 2012	Jan. 01, 2013		Jan. 03, 2012		Dec. 28, 2010
Supplemental Cash Flow Elements [Abstract]
Interest paid (net of amounts capitalized)	$ 2,748	$ 4,744	$ 4,400		$ 5,177		$ 1,551
Income taxes paid	400	273	509		43		870
(Payments for) purchases of property and equipment accrued in accounts payable	(1,363)	2,025	2,648		1,170		1,354
Settlement of stock options in shares of Class A common stock			0		0		3,628
Non-cash settlement of outstanding equity(1)			$ 0	[1]	$ 0	[1]	$ 189,388	[1]

[1]	Represents the liability for payments due to shareholders that was paid in 2011.